Income tax benefit (Tables)	12 Months Ended
Jun. 30, 2018
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Summary of income tax benefit

	Consolidated
	2018	2017	2016
	A$’000	A$’000	A$’000

Numerical reconciliation of income tax benefit and tax at the statutory rate
Loss before income tax benefit	(6,344)	(10,869)	(12,155)

Tax at the statutory tax rate of 27.5% (2017: 27.5%, 2016: 30%)	(1,745)	(2,989)	(3,646)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Impact of foreign tax rate differential	—	—	44
Research and Development claim	605	1,282	1,479
Capitalised expenses	—	234	79
Employee option plan	46	131	112
Gain/loss on revaluation of contingent consideration	(402)	210	—
Other non-deductible expenses	—	5	(317)

	(1,496)	(1,127)	(2,249)
Prior year tax losses not recognised now recouped	—	(1)	—
Tax losses and timing differences not recognised	1,191	929	2,249

Income tax benefit	(305)	(199)	—

	2018	2017	2016
	A$’000	A$’000	A$’000
Tax losses not recognised
Unused tax losses for which no deferred tax asset has been recognised-Australia	50,331	49,131	59,909
Potential tax benefit @ 27.5% (2017: 27.5%, 2016: 30%)-Australia	13,841	13,513	17,973
Unused tax losses for which no deferred tax asset has been recognised-US	2,525	2,173	2,100
Potential tax benefit at statutory tax rates@21%-US	530	456	714